Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000249324
Shareholder Report [Line Items]
Fund Name	Intermediate Municipal Income ETF
Trading Symbol	TAXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts,   falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector helped relative performance, led by selection decisions in airports, hospitals, and housing. Interest rate management also added value, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, security selection in the revenue-backed toll road subsector detracted from relative performance. Asset allocation at the broad sector level also hurt results due to the portfolio’s overweight to cash equivalents along with an underweight to prerefunded bonds.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, housing, and hospital revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
7/9/24	10,000	10,000	10,000
10/31/24	10,126	10,099	10,106
1/31/25	10,229	10,174	10,196
4/30/25	10,157	10,020	10,103
7/31/25	10,294	10,068	10,263
10/31/25	10,685	10,520	10,594

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund	1 Year	Since Inception 7/9/24
Intermediate Municipal Income ETF (Based on Net Asset Value)	5.52%	5.18%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17%	3.94%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83%	4.50%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)). The fund’s total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 09, 2024
AssetsNet	$ 91,801,000
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 113,000
InvestmentCompanyPortfolioTurnover	137.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$91,801 Number of Portfolio Holdings296 Investment Advisory Fees Paid (000s)$113 Portfolio Turnover Rate137.1%
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.2%
New York	9.0
Virginia	6.3
Georgia	6.2
Colorado	6.2
California	5.5
Maryland	5.3
Alabama	4.2
Arizona	4.1
Other	42.0

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	21.7%
Health Care	13.8
General Obligations - Local	12.2
Housing	9.8
Special Tax	6.9
Education	6.8
Electric	6.1
General Obligations - State	5.3
Water & Sewer	3.2
Other	14.2

Material Fund Change [Text Block]